Income Taxes (Details 5)	Dec. 31, 2021 USD ($)
Taxable income	$ 1,531,264
UNITED STATES
Taxable income	258,333,176
UNITED STATES | Federal [Member]
Taxable income	9,534,555
UNITED STATES | 2034
Taxable income	48,671
UNITED STATES | 2034 | Federal [Member]
Taxable income	0
UNITED STATES | 2034 | State and Local [Member]
Taxable income	48,671
UNITED STATES | 2035
Taxable income	3,382,027
UNITED STATES | 2035 | Federal [Member]
Taxable income	0
UNITED STATES | 2035 | State and Local [Member]
Taxable income	3,382,027
UNITED STATES | 2036
Taxable income	8,787,634
UNITED STATES | 2036 | Federal [Member]
Taxable income	0
UNITED STATES | 2036 | State and Local [Member]
Taxable income	8,787,634
UNITED STATES | 2037
Taxable income	12,061,282
UNITED STATES | 2037 | Federal [Member]
Taxable income	0
UNITED STATES | 2037 | State and Local [Member]
Taxable income	12,061,282
UNITED STATES | 2038
Taxable income	31,194,997
UNITED STATES | 2038 | Federal [Member]
Taxable income	0
UNITED STATES | 2038 | State and Local [Member]
Taxable income	31,194,997
UNITED STATES | 2039
Taxable income	64,493,970
UNITED STATES | 2039 | Federal [Member]
Taxable income	0
UNITED STATES | 2039 | State and Local [Member]
Taxable income	64,493,970
UNITED STATES | 2040
Taxable income	54,470,985
UNITED STATES | 2040 | Federal [Member]
Taxable income	0
UNITED STATES | 2041
Taxable income	74,359,055
UNITED STATES | 2041 | Federal [Member]
Taxable income	0
UNITED STATES | Indefinite
Taxable income	9,534,555
UNITED STATES | Indefinite | Federal [Member]
Taxable income	9,534,555
UNITED STATES | Indefinite | State and Local [Member]
Taxable income	0
UNITED STATES | 2041 | State and Local [Member]
Taxable income	74,359,055
UNITED STATES | 2040 | State and Local [Member]
Taxable income	$ 54,470,985